Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Schedule of Basic and Diluted Net Loss Per Share

The following table reflects the calculation of basic and diluted net earnings (loss) per share (in dollars, except per share amounts):

	For the Year Ended December 31, 2022		For the Period from April 12, 2021 (Inception) Through December 31, 2021 (as restated)
	Class A	Class B	Class A	Class B
Basic and diluted earnings (loss) per ordinary share
Numerator:
Allocation of net earnings (loss)	$5,605,148	$1,570,832	$(2,839,120)	$(702,753)
Denominator:
Basic and diluted weighted average shares outstanding	10,258,764	2,875,000	11,615,000	2,875,000
Basic and diluted net earnings (loss) per ordinary share	$0.546	$0.546	$(0.244)	$(0.244)

Jet Token, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Breakout of Revenue

The following is a breakout of revenue components by subcategory for the years ended December 31, 2022 and 2021.

	2022	2021
Jet card and charter programs	$4,662,728	$1,112,195
Fractional/Whole Aircraft Sales	17,200,000	-
	$21,862,728	$1,112,195